UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2000

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   44 Brattle Street, 5th Floor
                    P.O. Box 389125
                    Cambridge, MA   02239-9125

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-497-6680

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, May 12, 2000



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $843,343
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE


                                 TITLE                                  SHARES OR
NAME OF ISSUER                    OF             CUSIP          VALUE   PRINCIPAL       TYPE    INVSTMNT        OTHER   VOTING
                                 CLASS                         (x$1000) AMOUNT                  DISCRTN         MNGRS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FINL HLDS INC          COM             026075101       14,507  1,202,644       SH      SOLE            N/A     1,202,644
BRUNSWICK CORP                  COM             117043109       7,102   375,000         SH      SOLE            N/A     375,000
CBL & ASSOC PPTYS INC           COM             124830100       423     20,712          SH      SOLE            N/A     20,712
CALIFORNIA FED BK FSB LOS ANGL  CONT LITIG REC  130209604       2,667   1,641,400       SH      SOLE            N/A     1,641,400
CALIFORNIA FED BK FSB LOS ANGL  2ND CONT LITIG  130209703       1,529   1,304,600       SH      SOLE            N/A     1,304,600
CHEMFIRST INC                   COM             16361A106       14,187  729,900         SH      SOLE            N/A     729,900
COAST FEDERAL LITIGATION TR     RT              19034Q110       1,786   1,298,600       SH      SOLE            N/A     1,298,600
COHOES BANCORP INC              COM             192513109       3,214   323,400         SH      SOLE            N/A     323,400
EMPIRE FED BANCORP INC          COM             291657104       930     84,500          SH      SOLE            N/A     84,500
GALILEO INTERNATIONAL INC       COM             363547100       21,755  904,100         SH      SOLE            N/A     904,100
GOLDEN ST BANCORP INC           WT EXP 000000   381197136       17,950  13,358,421      SH      SOLE            N/A     13,358,421
GREENE COUNTY BANCORP INC       COM             394357107       86      11,000          SH      SOLE            N/A     11,000
GLOBAL-TECH APPLIANCES INC      ORD             G39320109       6,843   1,190,000       SH      SOLE            N/A     1,190,000
HARCOURT GEN INC                COM             41163G101       37,842  1,015,900       SH      SOLE            N/A     1,015,900
HOMESTEAD VLG INC               COM             437851108       3,800   1,192,300       SH      SOLE            N/A     1,192,300
HUDSON CITY BANCORP             COM             443683107       106,914 7,310,375       SH      SOLE            N/A     7,310,375
HUTTIG BLDG PRODS INC           COM             448451104       10,284  2,285,320       SH      SOLE            N/A     2,285,320
IVEX PACKAGING CORP DEL         COM             465855104       7,487   990,000         SH      SOLE            N/A     990,000
KLAMATH FIRST BANCORP INC       COM             49842P103       3,791   361,000         SH      SOLE            N/A     361,000
LNR PPTY CORP                   COM             501940100       39,724  2,083,900       SH      SOLE            N/A     2,083,900
LIBERTY BANCORP INC N J         COM             529905101       195     30,000          SH      SOLE            N/A     30,000
LUCENT TECHNOLOGIES INC         COM             549463107       22,599  364,500         PUT     SOLE            N/A     364,500
M & F WORLDWIDE CORP            COM             552541104       2,196   501,900         SH      SOLE            N/A     501,900
MFC BANCORP LTD                 COM             55271X103       7,907   1,090,650       SH      SOLE            N/A     1,090,650
MONY GROUP INC                  COM             615337102       17,080  528,600         SH      SOLE            N/A     528,600
NEUROGEN CORP                   COM             64124E106       11,038  357,500         SH      SOLE            N/A     357,500
NORTEL NETWORKS CORP            COM             656569100       1,908   2,151           SH      SOLE            N/A     2,151
OCTEL CORP                      COM             675727101       20,339  2,086,000       SH      SOLE            N/A     2,086,000
OGDEN CORP                      COM             676346109       16,906  1,416,200       SH      SOLE            N/A     1,416,200
OMEGA WORLDWIDE INC             COM             68210B108       2,861   654,000         SH      SOLE            N/A     654,000
OMNOVA SOLUTIONS INC            COM             682129101       8,125   1,444,400       SH      SOLE            N/A     1,444,400
PACTIV CORP                     COM             695257105       84,661  9,675,550       SH      SOLE            N/A     9,675,550
PALM INC                        COM             696642107       8,975   200,000         PUT     SOLE            N/A     200,000
PALM INC                        COM             696642107       8,975   200,000         CALL    SOLE            N/A     200,000
SEAGATE TECHNOLOGY              COM             811804103       88,308  1,465,700       SH      SOLE            N/A     1,465,700
SECURITY CAP GROUP INC          CL A            81413P105       29,784  49,640          SH      SOLE            N/A     49,640
SECURITY CAP GROUP INC          CL B            81413P204       23,019  1,594,400       SH      SOLE            N/A     1,594,400
SECURITY CAP U S RLTY           SPONSORED ADR   814136206       23,567  1,428,333       SH      SOLE            N/A     1,428,333
SMUCKER J M CO                  CL B            832696207       365     25,500          SH      SOLE            N/A     25,500
SOLUTIA INC                     COM             834376105       43,031  3,217,300       SH      SOLE            N/A     3,217,300
SONESTA INTL HOTELS CORP        CL A            835438409       95      11,902          SH      SOLE            N/A     11,902
SOUND FED BANCORP               COM             83607T109       2,776   326,600         SH      SOLE            N/A     326,600
SYVLAN LEARNING SYS INC         COM             871399101       19,661  1,233,600       SH      SOLE            N/A     1,233,600
TELEGLOBE INC                   COM             87941V100       13,750  500,000         PUT     SOLE            N/A     500,000
TENNECO AUTOMOTIVE INC          COM             880349105       18,292  2,304,510       SH      SOLE            N/A     2,304,510
THERMEDICS INC                  COM             883901100       2,105   257,100         SH      SOLE            N/A     257,100
3COM CORP                       COM             885535104       7,602   136,664         SH      SOLE            N/A     136,664
UNITEDGLOBALCOM                 CL A            913247508       10,937  145,700         SH      SOLE            N/A     145,700
VENTAS INC                      COM             92276F100       26,977  8,143,946       SH      SOLE            N/A     8,143,946
WALTER INDS INC                 COM             93317Q105       10,232  1,320,200       SH      SOLE            N/A     1,320,200
WEST ESSEX BANCORP              COM             952698108       2,225   247,200         SH      SOLE            N/A     247,200
WILLOW GROVE BANCORP INC        COM             97111E101       777     91,400          SH      SOLE            N/A     91,400
WORONOCO BANCORP INC            COM             981630106       3,254   338,100         SH      SOLE            N/A     338,100




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